Related Party Disclosures - Additional Information (Details) - GBP (£) £ in Millions	1 Months Ended		12 Months Ended
	May 31, 2022	Oct. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022	Jul. 30, 2021
Unsecured committed liquidity facility
Disclosure of transactions between related parties [line items]
Borrowings						£ 600
Santander Financial Services PLC | Mortgages
Disclosure of transactions between related parties [line items]
Book value of financial assets transferred	£ 624	£ 3,163
Proceeds from transfer of financial assets	631	3,174
Price premium on transfer of financial assets	£ 7	£ 11
Santander UK Investments
Disclosure of transactions between related parties [line items]
Rental expense			£ 6	£ 4
Santander Consumer (UK) | PSA Finance UK Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary sold							50.00%
Volvo Car Financial Services UK Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture					50.00%
Volvo Car Financial Services UK Limited | Santander Consumer (UK)
Disclosure of transactions between related parties [line items]
Amout of dealer lending transferred				£ 390